SCHEDULE OF DEPRECIATION AND AMORTIZATION IN OPERATING EXPENSES (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2026	May 31, 2025	Feb. 28, 2026	Feb. 28, 2025
Property, Plant, and Equipment [Line Items]
Total Depreciation and Amortization included in operating expenses	$ 32,646	$ 34,121	$ 141,051	$ 429,139
Fixed Assets [Member]
Property, Plant, and Equipment [Line Items]
Total Depreciation and Amortization included in operating expenses	21,842	30,017	49,240	141,309
Revenue Earning Devices [Member]
Property, Plant, and Equipment [Line Items]
Total Depreciation and Amortization included in operating expenses	$ 10,804	$ 4,104	$ 91,811	$ 287,830